INNOVATOR EQUITY MANAGED FLOOR ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares		Value
COMMON STOCKS - 96.76%
Advertising - 0.13%
The Trade Desk, Inc. - Class A (a)(b)	798		$72,825

Aerospace & Defense - 1.56%
HEICO Corp. - Class A	420		58,947
HEICO Corp.	548		96,437
Lockheed Martin Corp.	639		285,230
The Boeing Co. (a)	1,008		240,761
TransDigm Group, Inc. (b)	221		198,838
			880,213
Agriculture - 0.53%
Philip Morris International, Inc.	2,984		297,564

Airlines - 0.28%
Delta Air Lines, Inc. (b)	3,402		157,377

Apparel - 0.41%
NIKE, Inc. - Class B	2,100		231,819

Auto Manufacturers - 2.40%
Ford Motor Co.	8,106		107,080
General Motors Co. (b)	2,901		111,311
Lucid Group, Inc. (a)(b)	1,176		8,949
Rivian Automotive, Inc. - Class A (a)(b)	1,431		39,553
Tesla, Inc. (a)	4,075		1,089,778
			1,356,671
Banks - 3.88%
Bank of America Corp.	14,623		467,936
Citizens Financial Group, Inc. (b)	3,741		120,685
Huntington Bancshares, Inc. (b)	7,731		94,627
JPMorgan Chase & Co.	4,707		743,519
KeyCorp	8,992		110,692
Morgan Stanley (b)	1,768		161,878
Regions Financial Corp.	8,820		179,663
The Goldman Sachs Group, Inc.	883		314,233
			2,193,233
Beverages - 1.94%
Brown-Forman Corp. - Class A (b)	554		39,838
Brown-Forman Corp. - Class B	1,302		91,921
PepsiCo, Inc.	2,648		496,395
The Coca-Cola Co.	7,613		471,473
			1,099,627
Biotechnology - 1.86%
Alnylam Pharmaceuticals, Inc. (a)(b)	215		42,011
Amgen, Inc.	1,092		255,693
BioMarin Pharmaceutical, Inc. (a)(b)	546		48,010
Gilead Sciences, Inc.	2,732		208,014
Horizon Therapeutics PLC (a)	462		46,324
Moderna, Inc. (a)	546		64,242
Regeneron Pharmaceuticals, Inc. (a)	173		128,350
Royalty Pharma PLC - Class A	1,354		42,489
Seagen, Inc. (a)(b)	294		56,383
Vertex Pharmaceuticals, Inc. (a)	462		162,781
			1,054,297
Building Materials - 0.40%
Lennox International, Inc.	136		49,972
Trane Technologies PLC	883		176,106
			226,078
Chemicals - 1.62%
Celanese Corp.	672		84,262
Dow, Inc. (b)	3,360		189,739
Linde PLC	969		378,560
LyondellBasell Industries NV - Class A (b)	1,178		116,457
PPG Industries, Inc.	1,008		145,051
			914,069
Commercial Services - 1.10%
Block, Inc. (a)	971		78,195
Cintas Corp.	378		189,770
PayPal Holdings, Inc. (a)	1,932		146,484
TransUnion (b)	882		70,287
United Rentals, Inc.	294		136,616
			621,352
Computers - 9.23%
Accenture PLC - Class A	1,260		398,601
Amdocs Ltd.	513		48,037
Apple, Inc.	22,138		4,349,010
Crowdstrike Holdings, Inc. - Class A (a)(b)	425		68,706
Dell Technologies, Inc. - Class C	714		37,785
International Business Machines Corp.	1,940		279,708
Zscaler, Inc. (a)(b)	255		40,897
			5,222,744
Cosmetics & Personal Care - 1.17%
The Procter & Gamble Co.	4,245		663,494

Distribution & Wholesale - 0.17%
Ferguson PLC	592		95,679

Diversified Financial Services - 3.42%
American Express Co.	1,092		184,417
Apollo Global Management, Inc.	1,050		85,796
Blue Owl Capital, Inc.	2,398		29,543
Franklin Resources, Inc.	1,806		52,807
Interactive Brokers Group, Inc. - Class A	672		58,686
LPL Financial Holdings, Inc.	252		57,799
Mastercard, Inc. - Class A	1,388		547,261
Nasdaq, Inc.	2,313		116,783
Rocket Cos., Inc. - Class A (a)(b)	1,596		17,444
T Rowe Price Group, Inc. (b)	882		108,716
Tradeweb Markets, Inc. - Class A	588		48,093
Visa, Inc. (b)	2,651		630,221
			1,937,566
Electric - 2.55%
Alliant Energy Corp.	2,690		144,561
Ameren Corp.	1,809		154,977
Avangrid, Inc. (b)	1,680		62,294
CenterPoint Energy, Inc.	5,091		153,188
CMS Energy Corp.	2,484		151,698
Consolidated Edison, Inc.	1,807		171,412
DTE Energy Co.	1,429		163,335
Entergy Corp.	1,479		151,893
Evergy, Inc.	2,360		141,529
PPL Corp.	5,387		148,304
			1,443,191
Electrical Components & Equipment - 0.26%
AMETEK, Inc. (b)	924		146,546

Electronics - 0.54%
Jabil, Inc.	294		32,537
TE Connectivity Ltd. - ADR	1,386		198,877
Trimble, Inc. (a)	1,428		76,826
			308,240
Energy - Alternate Sources - 0.06%
First Solar, Inc. (a)	173		35,880

Engineering & Construction - 0.16%
Jacobs Solutions, Inc.	714		89,543

Entertainment - 0.03%
Warner Music Group Corp. - Class A	504		15,901

Environmental Control - 0.67%
Republic Services, Inc.	1,134		171,359
Waste Management, Inc.	1,260		206,375
			377,734
Food - 0.84%
Albertsons Cos., Inc. - Class A	1,103		23,968
Campbell Soup Co. (b)	2,436		111,618
Conagra Brands, Inc.	2,982		97,839
Kellogg Co.	2,146		143,546
The J M Smucker Co. (b)	672		101,237
			478,208
Forest Products & Paper - 0.19%
International Paper Co.	2,941		106,052

Healthcare - Products - 3.29%
Abbott Laboratories	3,658		407,246
Avantor, Inc. (a)(b)	1,809		37,211
Danaher Corp.	1,221		311,428
GE HealthCare Technologies, Inc.	1,058		82,524
Insulet Corp. (a)	211		58,394
Intuitive Surgical, Inc. (a)	672		217,997
Teleflex, Inc.	337		84,644
The Cooper Cos., Inc. (b)	378		147,896
Thermo Fisher Scientific, Inc.	630		345,656
Zimmer Biomet Holdings, Inc.	1,221		168,681
			1,861,677
Healthcare - Services - 2.03%
Chemed Corp.	84		43,772
HCA Healthcare, Inc.	462		126,038
Humana, Inc.	378		172,682
UnitedHealth Group, Inc.	1,596		808,166
			1,150,658
Home Builders - 0.29%
Lennar Corp. - Class B	1,428		164,091

Household Products & Wares - 0.25%
Church & Dwight Co., Inc.	1,470		140,635

Insurance - 3.66%
Arch Capital Group Ltd. (a)	1,638		127,256
Arthur J Gallagher & Co.	885		190,098
Berkshire Hathaway, Inc. - Class B (a)	2,231		785,222
Brown & Brown, Inc.	1,806		127,233
Loews Corp.	2,268		142,090
Markel Group, Inc. (a)	84		121,776
Principal Financial Group, Inc. (b)	1,429		114,134
Prudential Financial, Inc. (b)	2,061		198,866
The Hartford Financial Services Group, Inc.	2,229		160,221
W R Berkley Corp.	1,722		106,230
			2,073,126
Internet - 11.26%
Airbnb, Inc. - Class A (a)(b)	716		108,968
Alphabet, Inc. - Class A (a)	8,912		1,182,801
Alphabet, Inc. - Class C (a)	7,938		1,056,627
Amazon.com, Inc. (a)	13,283		1,775,671
Booking Holdings, Inc. (a)(b)	84		249,547
CDW Corp.	672		125,711
Coupang, Inc. (a)	1,512		27,443
DoorDash, Inc. - Class A (a)(b)	766		69,545
Expedia Group, Inc. (a)	385		47,174
MercadoLibre, Inc. (a)(b)	84		103,996
Meta Platforms, Inc. - Class A (a)	3,283		1,045,964
Netflix, Inc. (a)	641		281,380
Okta, Inc. (a)	336		25,825
Pinterest, Inc. - Class A (a)	1,428		41,398
Snap, Inc. - Class A (a)(b)	2,352		26,719
Spotify Technology SA (a)	336		50,202
Uber Technologies, Inc. (a)	3,029		149,814
			6,368,785
Iron & Steel - 0.18%
Nucor Corp. (b)	588		101,189

Lodging - 0.21%
MGM Resorts International	2,394		121,543

Machinery - Diversified - 1.18%
Deere & Co.	592		254,324
Dover Corp.	1,093		159,545
IDEX Corp.	588		132,776
Westinghouse Air Brake Technologies Corp.	1,014		120,098
			666,743
Media - 1.33%
Comcast Corp. - Class A	7,861		355,789
FactSet Research Systems, Inc.	210		91,358
Paramount Global - Class A (b)	504		9,707
Sirius XM Holdings, Inc. (b)	7,106		36,241
The Walt Disney Co. (a)(b)	2,905		258,225
			751,320
Mining - 0.32%
Freeport-McMoRan, Inc.	3,075		137,299
Southern Copper Corp. (b)	505		44,157
			181,456
Miscellaneous Manufacturing - 1.04%
3M Co.	2,023		225,565
Carlisle Cos., Inc.	378		104,782
General Electric Co.	2,268		259,095
			589,442
Oil & Gas - 3.56%
Chevron Corp.	3,108		508,655
ConocoPhillips	2,690		316,667
Devon Energy Corp. (b)	1,890		102,060
Exxon Mobil Corp.	6,936		743,818
Marathon Oil Corp.	4,295		112,830
Occidental Petroleum Corp. (b)	1,680		106,058
Texas Pacific Land Corp.	8		12,050
Valero Energy Corp.	886		114,214
			2,016,352
Oil & Gas Services - 0.27%
Schlumberger NV	2,651		154,659

Pharmaceuticals - 5.36%
AbbVie, Inc.	2,825		422,564
AmerisourceBergen Corp.	966		180,545
Dexcom, Inc. (a)	802		99,897
Eli Lilly & Co.	1,389		631,370
Johnson & Johnson	4,543		761,090
Merck & Co., Inc.	4,242		452,409
Pfizer, Inc.	10,006		360,816
The Cigna Group	420		123,942
			3,032,633
Pipelines - 0.39%
Cheniere Energy, Inc.	546		88,376
Kinder Morgan, Inc. (b)	7,308		129,424
			217,800
Private Equity - 0.54%
Ares Management Corp. - Class A	672		66,676
Blackstone, Inc.	1,303		136,542
KKR & Co., Inc.	1,764		104,746
			307,964
Retail - 5.03%
Costco Wholesale Corp.	808		453,021
Dick’s Sporting Goods, Inc. (b)	210		29,610
Genuine Parts Co.	630		98,104
Lowe’s Cos., Inc.	1,302		305,020
Lululemon Athletica, Inc. (a)	252		95,390
McDonald’s Corp.	1,477		433,056
Ross Stores, Inc. (b)	1,260		144,446
Target Corp. (b)	882		120,367
The Home Depot, Inc.	1,764		588,895
Ulta Beauty, Inc. (a)	168		74,726
Walmart, Inc.	2,654		424,268
Yum China Holdings, Inc.	1,309		79,875
			2,846,778
Semiconductors - 7.40%
Advanced Micro Devices, Inc. (a)	2,899		331,646
Broadcom, Inc.	714		641,636
GLOBALFOUNDRIES, Inc. (a)	336		21,400
Intel Corp.	6,846		244,881
Lam Research Corp.	421		302,484
Marvell Technology, Inc.	2,016		131,302
Micron Technology, Inc. (b)	2,016		143,922
NVIDIA Corp.	3,575		1,670,563
QUALCOMM, Inc.	1,938		256,145
Teradyne, Inc. (b)	970		109,552
Texas Instruments, Inc.	1,850		333,000
			4,186,531
Software - 11.00%
Adobe, Inc. (a)	677		369,757
Aspen Technology, Inc. (a)(b)	126		22,491
Atlassian Corp. - Class A (a)(b)	299		54,400
Bentley Systems, Inc. - Class B (b)	798		42,996
Broadridge Financial Solutions, Inc.	798		134,000
Cloudflare, Inc. - Class A (a)	462		31,772
Datadog, Inc. - Class A (a)	546		63,729
HubSpot, Inc. (a)	84		48,766
Intuit, Inc.	548		280,412
Microsoft Corp.	10,796		3,626,592
MongoDB, Inc. (a)(b)	126		53,348
Oracle Corp.	2,730		320,039
Palantir Technologies, Inc. - Class A (a)(b)	3,486		69,162
ROBLOX Corp. - Class A (a)(b)	588		23,079
Salesforce, Inc. (a)	1,554		349,666
ServiceNow, Inc. (a)(b)	380		221,540
Snowflake, Inc. - Class A (a)(b)	462		82,102
Splunk, Inc. (a)	422		45,715
SS&C Technologies Holdings, Inc.	1,302		75,842
Veeva Systems, Inc. - Class A (a)	255		52,076
VMware, Inc. - Class A (a)	632		99,622
Workday, Inc. - Class A (a)(b)	508		120,462
Zoom Video Communications, Inc. - Class A (a)	462		33,888
			6,221,456
Telecommunications - 1.56%
AT&T, Inc. (b)	16,299		236,661
Cisco Systems, Inc.	8,282		430,996
T-Mobile US, Inc. (a)(b)	1,523		209,824
Ubiquiti, Inc. (b)	42		7,461
			884,942
Transportation - 1.21%
Expeditors International of Washington, Inc.	924		117,625
FedEx Corp.	588		158,731
JB Hunt Transport Services, Inc.	420		85,655
Union Pacific Corp.	1,386		321,579
			683,590
TOTAL COMMON STOCKS (Cost $51,993,733)			54,749,273

REAL ESTATE INVESTMENT TRUSTS - 2.12%
Apartments - 1.21%
Camden Property Trust	1,305		142,362
Essex Property Trust, Inc.	504		122,749
Invitation Homes, Inc. (b)	3,486		123,753
Mid-America Apartment Communities, Inc.	1,011		151,307
UDR, Inc.	3,535		144,511
			684,682
Diversified - 0.47%
American Tower Corp.	840		159,861
WP Carey, Inc.	1,596		107,778
			267,639
Health Care - 0.26%
Healthpeak Properties, Inc.	6,762		147,614

Manufactured Homes - 0.18%
Sun Communities, Inc.	798		103,979
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,243,910)			1,203,914

PURCHASED OPTIONS - 0.77% (c)(d)	Contracts	Notional Amount	Value
PUT OPTIONS - 0.77%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $345.00	308	$ 14,099,932	9,548
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $345.00	308	14,099,932	45,430
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $364.00	308	14,099,932	115,962
SPY SPDR S&P 500® Trust ETF, Expires 6/28/2024, Strike Price $395.00	309	14,145,711	262,959
TOTAL PURCHASED OPTIONS (Cost $783,983)			433,899

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.07%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (e)	5,130,909		5,130,909
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,130,909)			5,130,909

SHORT TERM INVESTMENTS - 0.41%
Money Market Deposit Account - 0.41%	Principal Amount		Value
U.S. Bank Money Market Deposit Account, 5.200% (f)	$232,641		232,641
TOTAL SHORT TERM INVESTMENTS (Cost $232,641)			232,641

Total Investments (Cost $59,385,176) - 109.13%			61,750,636
Liabilities in Excess of Other Assets - (9.13)%			(5,170,840)
TOTAL NET ASSETS - 100.00%			$56,579,796

Asset Type	% of Net Assets
Common Stocks	96.76%
Real Estate Investment Trusts	2.12
Purchased Options	0.77
Investments Purchased with Proceeds From Securities Lending	9.07
Short Term Investments	0.41
Total Investments	109.13
Liabilities in Excess of Other Assets	(9.13)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $5,063,198, or 8.95% of net assets. See Note 2.
(c) Exchange-Traded.
(d) All or a portion of the security can be pledged as collateral in connection with options written contracts.
(e) Represents annualized seven-day yield as of the end of the reporting period.
(f) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of July 31, 2023.

Schedule of Options Written (a)
July 31, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPXW S&P® 500 Index	8/2/2023	$4,655.00	41	$(18,814,736)	$(1,845)
SPXW S&P® 500 Index	8/7/2023	4,640.00	41	(18,814,736)	(25,420)
SPXW S&P® 500 Index	8/11/2023	4,665.00	41	(18,814,736)	(31,939)
Total Options Written (Premiums Received $105,394)					$(59,204)

(a) Exchange-Traded.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust (the “Trust”) in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

Exchange-traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$54,749,273	$-	$-	$54,749,273
Real Estate Investment Trusts	1,203,914	-	-	1,203,914
Purchased Options	-	433,899	-	433,899
Investments Purchased with Proceeds From Securities Lending	-	5,130,909	-	5,130,909
Short Term Investments	232,641	-	-	232,641
Total Assets	$56,185,828	$5,564,808	$-	$61,750,636

Liabilities
Options Written	$-	$59,204	$-	$59,204
Total Liabilities	$-	$59,204	$-	$59,204

There were no Level 3 investments held by the Fund during the reporting period.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Fund invests primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Fund are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

The average volume of derivative activity during the period ended July 31, 2023, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
	$337,984	$(88,580)

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund’s Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of July 31, 2023, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
	$5,063,198	$5,130,909